ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS (TABLES)	12 Months Ended
Dec. 28, 2012
Accounts receivable and costs and accrued earnings in excess of billings on contracts [Abstract]
Accounts receivable and costs and accrued earnings in excess of billings on contracts [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Accounts receivable:
U.S. federal government	$376.2	$391.2
Others	1,178.6	723.5
Total accounts receivable	$1,554.8	$1,114.7
Unbilled Accounts Receivable:
U.S. federal government	$892.7	$758.8
Others	756.5	558.2
Total	1,649.2	1,317.0
Less: Amounts included in Other long-term assets	(264.9)	(185.0)
Unbilled Accounts Receivable	$1,384.3	$1,132.0